BASIC AND DILUTED LOSS PER SHARE (Details Narrative) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	20,825,500	28,481,500
Non-Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	94,000	17,924,765
Deferred Share Units
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	477,711	458,129